Quarterly Holdings Report
for
Fidelity® Series Corporate Bond Fund
November 30, 2023
XBC-NPRT1-0124
1.9891233.105
Nonconvertible Bonds - 86.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.:
2.25% 2/1/32	650,000	515,157
3.65% 9/15/59	223,000	147,184
3.8% 12/1/57	1,354,000	925,499
4.35% 3/1/29	900,000	864,722
Verizon Communications, Inc.:
2.1% 3/22/28	312,000	276,275
2.355% 3/15/32	3,000,000	2,393,064
2.55% 3/21/31	289,000	239,975
3.15% 3/22/30	47,000	41,700
3.7% 3/22/61	1,300,000	919,376
4.016% 12/3/29	1,250,000	1,173,742
		7,496,694
Entertainment - 0.5%
The Walt Disney Co.:
3.8% 3/22/30	600,000	564,164
4.7% 3/23/50	700,000	639,535
4.75% 9/15/44	320,000	287,562
6.65% 11/15/37	970,000	1,088,564
		2,579,825
Media - 2.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
5.05% 3/30/29	1,600,000	1,542,214
5.25% 4/1/53	450,000	360,371
5.5% 4/1/63	450,000	356,051
5.75% 4/1/48	1,950,000	1,644,984
Comcast Corp.:
2.937% 11/1/56	679,000	414,860
2.987% 11/1/63	2,211,000	1,313,515
COX Communications, Inc.:
1.8% 10/1/30 (b)	740,000	579,734
3.15% 8/15/24 (b)	35,000	34,295
Discovery Communications LLC:
3.625% 5/15/30	1,583,000	1,398,845
3.95% 3/20/28	600,000	561,568
Fox Corp.:
4.709% 1/25/29	4,000	3,898
5.476% 1/25/39	504,000	460,341
Magallanes, Inc.:
3.755% 3/15/27	250,000	235,893
4.054% 3/15/29	87,000	80,374
4.279% 3/15/32	2,519,000	2,222,169
5.05% 3/15/42	348,000	287,320
5.141% 3/15/52	1,040,000	831,231
5.391% 3/15/62	650,000	517,968
Time Warner Cable LLC:
5.5% 9/1/41	952,000	787,477
5.875% 11/15/40	1,200,000	1,037,377
7.3% 7/1/38	500,000	500,136
		15,170,621
Wireless Telecommunication Services - 0.6%
Rogers Communications, Inc.:
3.8% 3/15/32	238,000	207,164
4.55% 3/15/52	1,450,000	1,150,255
5% 3/15/44	270,000	231,938
T-Mobile U.S.A., Inc.:
2.4% 3/15/29	381,000	331,666
2.7% 3/15/32	1,382,000	1,132,457
		3,053,480
TOTAL COMMUNICATION SERVICES		28,300,620
CONSUMER DISCRETIONARY - 3.4%
Automobiles - 0.6%
Ford Motor Co. 3.25% 2/12/32	1,400,000	1,116,589
General Motors Co. 5.95% 4/1/49	1,300,000	1,185,497
General Motors Financial Co., Inc. 3.1% 1/12/32	1,400,000	1,139,211
		3,441,297
Distributors - 0.1%
Genuine Parts Co. 2.75% 2/1/32	747,000	595,484
Specialty Retail - 2.0%
Advance Auto Parts, Inc.:
1.75% 10/1/27	2,313,000	1,921,204
3.9% 4/15/30	1,000,000	834,882
AutoNation, Inc.:
3.85% 3/1/32	1,900,000	1,603,156
4.75% 6/1/30	20,000	18,556
Lowe's Companies, Inc.:
3.5% 4/1/51	975,000	669,446
5.15% 7/1/33	2,150,000	2,114,404
5.625% 4/15/53	600,000	583,645
O'Reilly Automotive, Inc.:
4.2% 4/1/30	800,000	748,766
4.35% 6/1/28	75,000	72,907
Ross Stores, Inc. 1.875% 4/15/31	600,000	471,549
The Home Depot, Inc. 1.375% 3/15/31	575,000	452,415
Triton Container International Ltd. 1.15% 6/7/24 (b)	1,200,000	1,167,342
		10,658,272
Textiles, Apparel & Luxury Goods - 0.7%
Tapestry, Inc.:
3.05% 3/15/32	1,515,000	1,132,773
7% 11/27/26	200,000	202,157
7.35% 11/27/28	320,000	322,440
7.7% 11/27/30	1,000,000	1,013,743
7.85% 11/27/33	1,000,000	1,015,585
		3,686,698
TOTAL CONSUMER DISCRETIONARY		18,381,751
CONSUMER STAPLES - 6.2%
Beverages - 1.2%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.7% 2/1/36	1,000,000	952,906
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48	500,000	435,036
4.6% 4/15/48 (c)	136,000	121,032
4.9% 1/23/31	525,000	529,825
Constellation Brands, Inc.:
2.25% 8/1/31	1,600,000	1,287,573
2.875% 5/1/30	470,000	407,258
PepsiCo, Inc. 3.9% 7/18/32	3,000,000	2,821,906
		6,555,536
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	138,000	119,131
Dollar Tree, Inc.:
3.375% 12/1/51	1,000,000	638,261
4.2% 5/15/28	375,000	356,631
		1,114,023
Food Products - 1.7%
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27	1,625,000	1,462,451
3% 5/15/32	1,570,000	1,223,502
4.375% 2/2/52	680,000	466,417
5.5% 1/15/30	1,600,000	1,516,559
5.75% 4/1/33	1,500,000	1,416,493
JDE Peet's BV 2.25% 9/24/31 (b)	545,000	418,144
Smithfield Foods, Inc. 3% 10/15/30 (b)	1,432,000	1,132,541
Viterra Finance BV 4.9% 4/21/27 (b)	1,500,000	1,457,669
		9,093,776
Tobacco - 3.1%
Altria Group, Inc.:
2.45% 2/4/32	1,500,000	1,178,134
3.4% 2/4/41	1,180,000	814,815
4.25% 8/9/42	14,000	10,700
4.8% 2/14/29	612,000	597,201
BAT Capital Corp.:
2.259% 3/25/28	1,225,000	1,073,148
2.726% 3/25/31	2,800,000	2,281,041
3.557% 8/15/27	659,000	616,881
6.421% 8/2/33	1,300,000	1,323,654
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (b)	500,000	471,295
4.25% 7/21/25 (b)	3,200,000	3,122,441
Philip Morris International, Inc.:
5.125% 2/15/30	2,200,000	2,170,684
5.625% 11/17/29	800,000	812,713
5.75% 11/17/32	903,000	923,654
Reynolds American, Inc. 4.45% 6/12/25	1,070,000	1,052,105
		16,448,466
TOTAL CONSUMER STAPLES		33,211,801
ENERGY - 6.6%
Oil, Gas & Consumable Fuels - 6.6%
Canadian Natural Resources Ltd.:
2.95% 7/15/30	1,071,000	915,964
6.25% 3/15/38	1,075,000	1,075,043
Cenovus Energy, Inc.:
2.65% 1/15/32	159,000	126,973
3.75% 2/15/52	480,000	332,786
5.25% 6/15/37	413,000	375,321
5.4% 6/15/47	39,000	34,845
6.75% 11/15/39	45,000	46,606
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	485,000	485,080
Columbia Pipelines Holding Co. LLC 6.042% 8/15/28 (b)	1,000,000	1,011,180
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	73,000	73,292
6.036% 11/15/33 (b)	197,000	198,787
6.497% 8/15/43 (b)	59,000	59,702
6.544% 11/15/53 (b)	106,000	108,459
DCP Midstream Operating LP:
5.125% 5/15/29	2,200,000	2,162,740
5.375% 7/15/25	500,000	499,171
Eastern Gas Transmission & Storage, Inc.:
3% 11/15/29	582,000	507,025
3.9% 11/15/49	1,000,000	697,865
Enbridge, Inc.:
3.4% 8/1/51	900,000	607,046
4.5% 6/10/44	250,000	201,176
Energy Transfer LP:
3.75% 5/15/30	3,554,000	3,188,686
4% 10/1/27	950,000	897,146
4.25% 4/1/24	525,000	521,983
4.95% 6/15/28	650,000	634,162
6% 6/15/48	800,000	760,835
6.4% 12/1/30	1,250,000	1,298,384
Enterprise Products Operating LP 5.1% 2/15/45	375,000	352,479
Equinor ASA:
1.75% 1/22/26	61,000	57,152
2.375% 5/22/30	550,000	474,926
Hess Corp.:
4.3% 4/1/27	2,575,000	2,508,253
5.8% 4/1/47	1,135,000	1,169,591
6% 1/15/40	575,000	598,358
Magellan Midstream Partners LP 3.25% 6/1/30	500,000	439,190
Marathon Petroleum Corp. 4.75% 9/15/44	300,000	249,172
MPLX LP:
2.65% 8/15/30	702,000	586,842
4.95% 9/1/32	377,000	357,007
5.65% 3/1/53	2,300,000	2,137,668
Occidental Petroleum Corp. 2.9% 8/15/24	83,000	81,174
Ovintiv, Inc.:
5.15% 11/15/41	136,000	108,076
8.125% 9/15/30	409,000	451,745
Petroleos Mexicanos:
4.5% 1/23/26	1,000,000	910,090
6.49% 1/23/27	75,000	67,504
6.5% 3/13/27	80,000	71,870
Phillips 66 Co. 4.875% 11/15/44	300,000	270,921
Plains All American Pipeline LP/PAA Finance Corp.:
3.8% 9/15/30	97,000	86,459
4.65% 10/15/25	1,119,000	1,097,103
Suncor Energy, Inc. 6.5% 6/15/38	430,000	440,199
The Williams Companies, Inc.:
3.5% 11/15/30	913,000	810,651
4.65% 8/15/32	394,000	369,262
5.3% 8/15/52	89,000	80,892
Total Capital International SA 3.127% 5/29/50	800,000	550,748
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	25,000	22,064
Western Gas Partners LP:
3.1% 2/1/25	1,500,000	1,454,125
4.05% 2/1/30	1,870,000	1,694,725
6.15% 4/1/33	735,000	740,341
6.35% 1/15/29	182,000	186,887
		35,245,731
FINANCIALS - 32.2%
Banks - 17.2%
AIB Group PLC:
4.263% 4/10/25 (b)(d)	250,000	247,846
6.608% 9/13/29 (b)(d)	378,000	385,288
Banco Santander SA 2.749% 12/3/30	1,000,000	784,712
Bank of America Corp.:
2.299% 7/21/32 (d)	1,500,000	1,177,346
2.676% 6/19/41 (d)	1,030,000	698,791
2.972% 2/4/33 (d)	2,500,000	2,040,156
3.483% 3/13/52 (d)	950,000	677,514
4.271% 7/23/29 (d)	700,000	661,088
4.571% 4/27/33 (d)	1,600,000	1,467,622
5.015% 7/22/33 (d)	2,000,000	1,900,346
5.202% 4/25/29 (d)	5,000,000	4,923,337
Barclays PLC:
2.645% 6/24/31 (d)	450,000	361,990
2.894% 11/24/32 (d)	2,250,000	1,771,346
5.2% 5/12/26	1,750,000	1,708,831
5.746% 8/9/33 (d)	349,000	336,687
6.692% 9/13/34 (d)	1,800,000	1,834,062
7.437% 11/2/33 (d)	1,100,000	1,171,649
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(d)(e)	1,182,000	1,074,109
2.591% 1/20/28 (b)(d)	490,000	444,498
3.052% 1/13/31 (b)(d)	875,000	740,699
3.132% 1/20/33 (b)(d)	1,250,000	1,018,505
5.894% 12/5/34 (b)(d)	1,600,000	1,595,323
BPCE SA:
2.277% 1/20/32 (b)(d)	600,000	459,968
4.875% 4/1/26 (b)	200,000	193,667
5.975% 1/18/27 (b)(d)	3,000,000	2,985,854
Citigroup, Inc.:
4.075% 4/23/29 (d)	1,600,000	1,504,355
4.45% 9/29/27	1,200,000	1,149,108
4.91% 5/24/33 (d)	599,000	563,541
6.174% 5/25/34 (d)	283,000	280,826
Citizens Financial Group, Inc. 2.638% 9/30/32	2,015,000	1,454,492
Commonwealth Bank of Australia 3.784% 3/14/32 (b)	1,280,000	1,070,685
Credit Agricole SA 2.811% 1/11/41 (b)	444,000	283,489
Fifth Third Bancorp 8.25% 3/1/38	300,000	333,418
HSBC Holdings PLC:
2.251% 11/22/27 (d)	1,076,000	973,606
2.357% 8/18/31 (d)	1,002,000	802,011
2.848% 6/4/31 (d)	1,800,000	1,495,285
4.762% 3/29/33 (d)	1,600,000	1,408,432
5.402% 8/11/33 (d)	815,000	783,874
7.39% 11/3/28 (d)	720,000	760,274
Huntington Bancshares, Inc.:
2.487% 8/15/36 (d)	1,287,000	923,872
6.208% 8/21/29 (d)	1,600,000	1,602,484
ING Groep NV 4.017% 3/28/28 (d)	2,000,000	1,894,175
Intesa Sanpaolo SpA:
5.71% 1/15/26 (b)	1,126,000	1,105,154
7.2% 11/28/33 (b)	500,000	506,408
JPMorgan Chase & Co.:
2.956% 5/13/31 (d)	104,000	88,515
3.882% 7/24/38 (d)	2,725,000	2,286,935
4.203% 7/23/29 (d)	600,000	570,817
4.912% 7/25/33 (d)	3,000,000	2,853,261
5.717% 9/14/33 (d)	2,500,000	2,490,957
KBC Group NV 6.324% 9/21/34 (b)(d)	1,700,000	1,708,640
Lloyds Banking Group PLC:
4.65% 3/24/26	1,000,000	964,627
7.953% 11/15/33 (d)	1,000,000	1,079,668
National Australia Bank Ltd. 2.99% 5/21/31 (b)	1,200,000	962,661
PNC Financial Services Group, Inc.:
5.068% 1/24/34 (d)	2,200,000	2,063,023
5.582% 6/12/29 (d)	1,220,000	1,211,325
6.875% 10/20/34 (d)	1,200,000	1,273,923
Rabobank Nederland 3.75% 7/21/26	300,000	283,943
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (d)	335,000	300,116
6.499% 3/9/29 (d)	443,000	447,449
6.565% 6/12/29 (d)	1,750,000	1,760,951
Societe Generale:
1.488% 12/14/26 (b)(d)	3,300,000	2,986,621
3% 1/22/30 (b)	430,000	359,734
3.625% 3/1/41 (b)	1,300,000	822,503
6.221% 6/15/33 (b)(d)	800,000	750,055
7.367% 1/10/53 (b)	600,000	579,934
Standard Chartered PLC 3.785% 5/21/25 (b)(d)	630,000	622,141
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/33	2,100,000	2,140,671
Synchrony Bank 5.625% 8/23/27	326,000	308,805
Truist Financial Corp. 5.122% 1/26/34 (d)	700,000	643,921
U.S. Bancorp 5.775% 6/12/29 (d)	2,000,000	1,998,630
UniCredit SpA 1.982% 6/3/27 (b)(d)	1,200,000	1,080,154
Wells Fargo & Co.:
2.393% 6/2/28 (d)	800,000	718,930
4.478% 4/4/31 (d)	1,000,000	933,212
5.013% 4/4/51 (d)	700,000	622,374
5.389% 4/24/34 (d)	1,300,000	1,250,726
5.557% 7/25/34 (d)	1,300,000	1,266,547
5.574% 7/25/29 (d)	1,300,000	1,297,914
6.491% 10/23/34 (d)	1,750,000	1,827,710
Westpac Banking Corp. U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (d)(e)	1,400,000	1,315,261
Zions Bancorp NA 3.25% 10/29/29	850,000	664,406
		92,093,783
Capital Markets - 4.6%
Ares Capital Corp.:
2.15% 7/15/26	750,000	671,542
2.875% 6/15/27	1,100,000	981,174
3.25% 7/15/25	1,775,000	1,680,289
3.875% 1/15/26	240,000	227,361
4.25% 3/1/25	75,000	72,676
Blackstone Holdings Finance Co. LLC 2.8% 9/30/50 (b)	523,000	300,620
Blackstone Private Credit Fund:
2.7% 1/15/25	1,500,000	1,436,006
4.7% 3/24/25	127,000	123,725
7.05% 9/29/25	466,000	470,969
Deutsche Bank AG 4.5% 4/1/25	3,029,000	2,937,864
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (d)	1,650,000	1,512,155
6.72% 1/18/29 (d)	270,000	274,734
Goldman Sachs Group, Inc.:
1.431% 3/9/27 (d)	1,850,000	1,678,507
4.223% 5/1/29 (d)	900,000	849,624
Morgan Stanley:
1.794% 2/13/32 (d)	740,000	567,026
2.239% 7/21/32 (d)	1,500,000	1,173,032
4.431% 1/23/30 (d)	111,000	105,375
5.164% 4/20/29 (d)	2,500,000	2,458,453
5.424% 7/21/34 (d)	641,000	621,616
5.449% 7/20/29 (d)	316,000	314,802
NASDAQ, Inc.:
5.95% 8/15/53	189,000	191,391
6.1% 6/28/63	151,000	153,774
UBS Group AG:
1.305% 2/2/27 (b)(d)	800,000	721,924
2.095% 2/11/32 (b)(d)	1,550,000	1,185,890
3.091% 5/14/32 (b)(d)	1,200,000	979,668
3.126% 8/13/30 (b)(d)	613,000	528,476
4.194% 4/1/31 (b)(d)	800,000	718,153
4.988% 8/5/33 (b)(d)	1,200,000	1,104,434
6.537% 8/12/33 (b)(d)	500,000	510,261
9.016% 11/15/33 (b)(d)	300,000	355,056
		24,906,577
Consumer Finance - 4.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	236,000	226,445
2.45% 10/29/26	227,000	206,795
3% 10/29/28	237,000	208,881
3.3% 1/30/32	1,754,000	1,453,884
3.4% 10/29/33	526,000	425,526
3.85% 10/29/41	860,000	641,944
5.75% 6/6/28	1,200,000	1,195,210
6.15% 9/30/30	1,800,000	1,812,342
6.45% 4/15/27 (b)	599,000	606,973
Ally Financial, Inc.:
2.2% 11/2/28	480,000	393,160
4.75% 6/9/27	2,100,000	1,986,118
5.75% 11/20/25	910,000	893,080
6.992% 6/13/29 (d)	1,170,000	1,176,203
8% 11/1/31	717,000	760,023
Capital One Financial Corp.:
2.359% 7/29/32 (d)	1,785,000	1,267,491
3.8% 1/31/28	11,000	10,122
5.247% 7/26/30 (d)	662,000	622,634
5.268% 5/10/33 (d)	1,300,000	1,193,104
5.468% 2/1/29 (d)	318,000	305,490
5.817% 2/1/34 (d)	552,000	517,717
6.312% 6/8/29 (d)	1,250,000	1,242,667
7.624% 10/30/31 (d)	495,000	517,335
Discover Financial Services:
4.1% 2/9/27	39,000	36,207
6.7% 11/29/32	98,000	97,273
Ford Motor Credit Co. LLC:
3.625% 6/17/31	200,000	166,174
4.271% 1/9/27	400,000	375,658
4.95% 5/28/27	1,850,000	1,764,810
Synchrony Financial:
3.95% 12/1/27	75,000	67,379
4.25% 8/15/24	858,000	843,576
4.375% 3/19/24	407,000	404,627
		21,418,848
Financial Services - 2.5%
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	404,000	330,040
Athene Global Funding:
1.45% 1/8/26 (b)	1,150,000	1,043,580
1.985% 8/19/28 (b)	1,355,000	1,133,104
2.5% 3/24/28 (b)	750,000	648,063
Aviation Capital Group LLC 6.75% 10/25/28 (b)	1,300,000	1,316,633
Brixmor Operating Partnership LP:
2.25% 4/1/28	410,000	353,456
4.05% 7/1/30	148,000	132,802
Corebridge Financial, Inc.:
3.65% 4/5/27	171,000	160,609
3.85% 4/5/29	168,000	153,818
3.9% 4/5/32	1,699,000	1,487,345
4.35% 4/5/42	45,000	36,104
4.4% 4/5/52	134,000	104,481
6.05% 9/15/33 (b)	1,600,000	1,621,075
Equitable Holdings, Inc.:
4.35% 4/20/28	700,000	664,879
5% 4/20/48	1,000,000	879,621
Fiserv, Inc. 3.5% 7/1/29	271,000	247,620
Jackson Financial, Inc.:
3.125% 11/23/31	2,257,000	1,796,515
4% 11/23/51	800,000	510,869
5.17% 6/8/27	181,000	175,810
5.67% 6/8/32	194,000	188,247
Rexford Industrial Realty LP 2.15% 9/1/31	599,000	457,301
		13,441,972
Insurance - 3.9%
AIA Group Ltd.:
3.2% 9/16/40 (b)	950,000	673,717
3.6% 4/9/29 (b)	1,515,000	1,401,103
AmFam Holdings, Inc. 2.805% 3/11/31 (b)	950,000	705,178
Assurant, Inc. 2.65% 1/15/32	2,100,000	1,623,303
Athene Holding Ltd.:
3.45% 5/15/52	700,000	438,715
3.95% 5/25/51	316,000	220,828
6.65% 2/1/33	800,000	829,226
Empower Finance 2020 LP:
1.776% 3/17/31 (b)	324,000	252,075
3.075% 9/17/51 (b)	540,000	335,904
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31	571,000	483,042
5.625% 8/16/32	2,100,000	2,038,413
Five Corners Funding Trust II 2.85% 5/15/30 (b)	890,000	760,816
Guardian Life Insurance Co. of America 4.85% 1/24/77 (b)	400,000	310,997
Hartford Financial Services Group, Inc. 4.3% 4/15/43	1,025,000	826,495
Intact Financial Corp. 5.459% 9/22/32 (b)	1,117,000	1,084,549
Liberty Mutual Group, Inc. 5.5% 6/15/52 (b)	1,050,000	928,041
Marsh & McLennan Companies, Inc.:
3.875% 3/15/24	11,000	10,940
4.375% 3/15/29	10,000	9,732
4.9% 3/15/49	834,000	761,346
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	350,000	222,192
MetLife, Inc. 5.375% 7/15/33	2,500,000	2,489,822
New York Life Insurance Co. 4.45% 5/15/69 (b)	54,000	41,989
Pacific LifeCorp 3.35% 9/15/50 (b)	700,000	467,858
Prudential Financial, Inc. 6% 9/1/52 (d)	672,000	635,066
Reliance Standard Life Global Funding II 2.75% 5/7/25 (b)	478,000	453,881
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(d)	200,000	187,257
Unum Group 4.125% 6/15/51	2,220,000	1,532,881
Willis Group North America, Inc. 5.35% 5/15/33	1,200,000	1,171,656
		20,897,022
TOTAL FINANCIALS		172,758,202
HEALTH CARE - 7.0%
Biotechnology - 0.3%
Amgen, Inc.:
3.375% 2/21/50	700,000	485,244
5.25% 3/2/30	222,000	223,134
5.25% 3/2/33	251,000	248,461
5.65% 3/2/53	118,000	116,364
5.75% 3/2/63	216,000	211,375
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	400,000	317,636
		1,602,214
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 2.823% 5/20/30	750,000	648,409
Boston Scientific Corp. 2.65% 6/1/30	500,000	430,963
		1,079,372
Health Care Providers & Services - 3.6%
Centene Corp.:
2.5% 3/1/31	650,000	519,688
2.625% 8/1/31	2,645,000	2,105,420
3% 10/15/30	1,310,000	1,093,051
4.25% 12/15/27	1,025,000	967,600
4.625% 12/15/29	585,000	543,309
Cigna Group:
3.4% 3/15/50	500,000	343,862
4.125% 11/15/25	4,000	3,907
4.375% 10/15/28	561,000	541,170
4.8% 8/15/38	1,907,000	1,759,389
4.9% 12/15/48	7,000	6,203
CVS Health Corp.:
5% 1/30/29	202,000	200,868
5.125% 2/21/30	2,200,000	2,168,247
5.25% 1/30/31	83,000	82,615
5.3% 6/1/33	1,900,000	1,868,840
5.875% 6/1/53	1,000,000	978,773
HCA Holdings, Inc.:
3.375% 3/15/29	439,000	393,959
3.625% 3/15/32	440,000	379,798
4.625% 3/15/52	660,000	522,681
5.125% 6/15/39	1,217,000	1,092,971
5.25% 6/15/49	240,000	208,192
Sabra Health Care LP:
3.2% 12/1/31	588,000	459,881
3.9% 10/15/29	123,000	106,331
UnitedHealth Group, Inc. 4.75% 7/15/45	950,000	867,630
Universal Health Services, Inc.:
2.65% 10/15/30	1,704,000	1,386,105
2.65% 1/15/32	1,072,000	843,634
		19,444,124
Pharmaceuticals - 2.9%
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)	1,050,000	1,011,915
4.875% 6/25/48 (b)	1,150,000	893,095
Bayer U.S. Finance LLC 6.5% 11/21/33 (b)	1,300,000	1,291,699
Bristol-Myers Squibb Co. 4.125% 6/15/39	138,000	118,652
Elanco Animal Health, Inc. 6.65% 8/28/28 (d)	1,375,000	1,373,281
Mylan NV 4.55% 4/15/28	1,004,000	948,600
Perrigo Finance PLC 4.65% 6/15/30	600,000	535,156
Pfizer Investment Enterprises:
4.75% 5/19/33	2,410,000	2,344,502
5.3% 5/19/53	1,854,000	1,807,715
Utah Acquisition Sub, Inc. 5.25% 6/15/46	650,000	503,208
Viatris, Inc.:
1.65% 6/22/25	3,427,000	3,211,221
2.7% 6/22/30	1,328,000	1,078,588
4% 6/22/50	105,000	68,052
		15,185,684
TOTAL HEALTH CARE		37,311,394
INDUSTRIALS - 4.4%
Aerospace & Defense - 2.1%
Northrop Grumman Corp. 4.03% 10/15/47	1,225,000	981,315
RTX Corp.:
6.1% 3/15/34	1,100,000	1,152,641
6.4% 3/15/54	1,000,000	1,085,562
The Boeing Co.:
2.196% 2/4/26	1,200,000	1,121,818
2.75% 2/1/26	900,000	851,308
3.625% 2/1/31	2,000,000	1,799,605
3.75% 2/1/50	1,150,000	835,367
5.04% 5/1/27	900,000	894,143
5.15% 5/1/30	2,385,000	2,362,997
		11,084,756
Building Products - 0.0%
Carrier Global Corp.:
5.9% 3/15/34 (b)	60,000	61,743
6.2% 3/15/54 (b)	62,000	65,537
		127,280
Ground Transportation - 0.4%
Burlington Northern Santa Fe LLC 4.7% 9/1/45	500,000	443,795
Canadian Pacific Railway Co. 3.1% 12/2/51	458,000	305,947
Norfolk Southern Corp. 5.35% 8/1/54	950,000	907,553
Union Pacific Corp. 3.25% 2/5/50	800,000	564,119
		2,221,414
Industrial Conglomerates - 0.0%
Trane Technologies Financing Ltd. 4.5% 3/21/49	300,000	255,215
Machinery - 0.7%
Daimler Trucks Finance North America LLC 2% 12/14/26 (b)	1,276,000	1,154,978
Ingersoll Rand, Inc.:
5.4% 8/14/28	629,000	630,395
5.7% 8/14/33	697,000	705,470
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	1,000,000	993,136
		3,483,979
Passenger Airlines - 0.1%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	146,658	129,057
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (b)	279,147	233,619
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	98,140	87,793
United Airlines, Inc. 4.55% 2/25/33	156,514	135,232
		585,701
Professional Services - 0.3%
Booz Allen Hamilton, Inc. 5.95% 8/4/33	1,488,000	1,502,585
Leidos, Inc. 3.625% 5/15/25	70,000	67,828
		1,570,413
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.3% 2/1/25	850,000	813,832
2.875% 1/15/32	1,900,000	1,540,496
		2,354,328
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (b)	1,601,000	1,383,440
4.375% 5/1/26 (b)	110,000	104,713
6.375% 5/4/28 (b)	440,000	438,791
		1,926,944
TOTAL INDUSTRIALS		23,610,030
INFORMATION TECHNOLOGY - 5.3%
Electronic Equipment, Instruments & Components - 1.3%
Dell International LLC/EMC Corp.:
3.45% 12/15/51	700,000	467,349
6.02% 6/15/26	2,125,000	2,148,194
6.2% 7/15/30	950,000	988,676
Vontier Corp.:
1.8% 4/1/26	3,000,000	2,721,669
2.95% 4/1/31	1,169,000	929,655
		7,255,543
IT Services - 0.2%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	1,054,000	965,155
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom, Inc.:
1.95% 2/15/28 (b)	854,000	749,397
2.45% 2/15/31 (b)	460,000	378,216
2.6% 2/15/33 (b)	1,617,000	1,273,174
3.469% 4/15/34 (b)	1,500,000	1,247,273
3.5% 2/15/41 (b)	371,000	276,927
3.75% 2/15/51 (b)	174,000	126,747
Marvell Technology, Inc.:
2.45% 4/15/28	1,500,000	1,322,768
5.75% 2/15/29	750,000	756,892
5.95% 9/15/33	591,000	598,714
Micron Technology, Inc.:
2.703% 4/15/32	1,100,000	880,695
4.185% 2/15/27	1,250,000	1,202,490
NVIDIA Corp. 3.7% 4/1/60	1,050,000	808,141
		9,621,434
Software - 1.8%
Microsoft Corp. 3.3% 2/6/27	5,000,000	4,811,272
Oracle Corp.:
2.3% 3/25/28	529,000	470,374
2.875% 3/25/31	1,300,000	1,112,817
3.95% 3/25/51	1,880,000	1,390,994
4% 11/15/47	375,000	283,291
Roper Technologies, Inc. 2% 6/30/30	2,035,000	1,670,822
		9,739,570
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
2.8% 2/8/61	700,000	447,022
3.85% 8/4/46	800,000	669,333
		1,116,355
TOTAL INFORMATION TECHNOLOGY		28,698,057
MATERIALS - 1.2%
Chemicals - 1.2%
Celanese U.S. Holdings LLC:
6.165% 7/15/27	2,000,000	2,017,624
6.35% 11/15/28	256,000	261,528
6.55% 11/15/30	259,000	265,589
6.7% 11/15/33	151,000	156,461
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (b)	1,825,000	1,566,695
3.468% 12/1/50 (b)	525,000	330,745
5% 9/26/48	850,000	678,243
Sherwin-Williams Co. 4.5% 6/1/47	375,000	317,052
Westlake Corp. 3.375% 6/15/30	900,000	779,914
		6,373,851
Containers & Packaging - 0.0%
Avery Dennison Corp. 4.875% 12/6/28	50,000	49,326
TOTAL MATERIALS		6,423,177
REAL ESTATE - 5.6%
Equity Real Estate Investment Trusts (REITs) - 5.4%
Agree LP:
2% 6/15/28	2,100,000	1,775,612
4.8% 10/1/32	1,065,000	968,567
Alexandria Real Estate Equities, Inc. 1.875% 2/1/33	950,000	696,892
American Homes 4 Rent LP:
2.375% 7/15/31	44,000	34,504
3.375% 7/15/51	68,000	42,071
3.625% 4/15/32	183,000	156,838
4.3% 4/15/52	127,000	94,603
Camden Property Trust 2.8% 5/15/30	58,000	49,932
Corporate Office Properties LP:
2% 1/15/29	904,000	715,326
2.25% 3/15/26	52,000	47,702
2.75% 4/15/31	414,000	316,583
2.9% 12/1/33	1,600,000	1,156,753
Crown Castle International Corp. 3.25% 1/15/51	450,000	289,598
Hudson Pacific Properties LP:
3.95% 11/1/27	3,400,000	2,638,192
5.95% 2/15/28	1,900,000	1,568,447
Invitation Homes Operating Partnership LP:
2% 8/15/31	600,000	453,530
4.15% 4/15/32	269,000	235,275
Kite Realty Group Trust:
4% 3/15/25	14,000	13,489
4.75% 9/15/30	277,000	252,188
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	1,725,000	1,062,906
NNN (REIT), Inc. 5.6% 10/15/33	1,900,000	1,857,764
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	278,000	212,550
3.375% 2/1/31	1,402,000	1,137,353
4.5% 1/15/25	600,000	586,355
4.5% 4/1/27	1,000,000	937,665
Piedmont Operating Partnership LP 2.75% 4/1/32	86,000	56,991
Realty Income Corp.:
2.85% 12/15/32	30,000	24,290
3.25% 1/15/31	30,000	26,047
Spirit Realty LP 2.1% 3/15/28	516,000	448,096
Store Capital Corp. 2.7% 12/1/31	1,675,000	1,200,095
Sun Communities Operating LP:
2.3% 11/1/28	97,000	82,475
2.7% 7/15/31	250,000	198,011
4.2% 4/15/32	1,800,000	1,573,986
5.7% 1/15/33	1,100,000	1,070,633
UDR, Inc.:
2.1% 8/1/32	939,000	699,414
2.1% 6/15/33	374,000	273,879
Ventas Realty LP 2.5% 9/1/31	729,000	574,937
VICI Properties LP:
4.75% 2/15/28	378,000	358,289
4.95% 2/15/30	1,100,000	1,022,864
5.125% 5/15/32	2,578,000	2,373,612
Vornado Realty LP:
2.15% 6/1/26	103,000	89,187
3.4% 6/1/31	372,000	265,973
Welltower OP LLC:
3.625% 3/15/24	10,000	9,929
4.125% 3/15/29	675,000	633,302
WP Carey, Inc.:
2.4% 2/1/31	348,000	281,104
4.25% 10/1/26	450,000	433,770
		28,997,579
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP 7.8% 3/15/28	412,000	394,622
Tanger Properties LP:
2.75% 9/1/31	596,000	456,020
3.125% 9/1/26	497,000	457,386
		1,308,028
TOTAL REAL ESTATE		30,305,607
UTILITIES - 9.1%
Electric Utilities - 4.2%
Alabama Power Co. 3.05% 3/15/32	380,000	323,145
American Transmission Systems, Inc. 2.65% 1/15/32 (b)	1,148,000	930,786
Cincinnati Gas & Electric Co. 5.25% 4/1/33	2,500,000	2,480,988
Cleco Corporate Holdings LLC:
3.743% 5/1/26	2,790,000	2,660,050
4.973% 5/1/46	750,000	585,954
Duke Energy Corp.:
2.45% 6/1/30	70,000	58,745
4.5% 8/15/32	1,240,000	1,156,589
5% 8/15/52	3,150,000	2,741,776
Duquesne Light Holdings, Inc.:
2.775% 1/7/32 (b)	266,000	202,590
3.616% 8/1/27 (b)	1,810,000	1,651,484
Entergy Corp. 2.8% 6/15/30	72,000	61,182
Exelon Corp.:
3.35% 3/15/32	1,602,000	1,371,487
4.1% 3/15/52	76,000	58,041
4.7% 4/15/50	800,000	675,982
5.1% 6/15/45	370,000	331,334
FirstEnergy Corp.:
2.25% 9/1/30	534,000	434,401
2.65% 3/1/30	2,150,000	1,818,663
3.4% 3/1/50	400,000	263,211
4.15% 7/15/27	900,000	856,185
Monongahela Power Co. 5.85% 2/15/34 (b)	875,000	878,314
Nevada Power Co. 3.7% 5/1/29	75,000	69,564
Southern Co.:
4.4% 7/1/46	700,000	574,715
5.113% 8/1/27 (f)	2,050,000	2,028,194
5.7% 3/15/34	380,000	387,183
		22,600,563
Gas Utilities - 0.5%
ONE Gas, Inc. 2% 5/15/30	278,000	226,942
Southern Co. Gas Capital Corp.:
4.4% 5/30/47	625,000	490,865
5.75% 9/15/33	1,800,000	1,821,687
		2,539,494
Independent Power and Renewable Electricity Producers - 1.7%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	1,215,000	1,089,839
Emera U.S. Finance LP:
3.55% 6/15/26	2,550,000	2,440,880
4.75% 6/15/46	1,775,000	1,364,730
The AES Corp.:
1.375% 1/15/26	290,000	264,043
2.45% 1/15/31	4,120,000	3,324,731
3.3% 7/15/25 (b)	216,000	206,208
3.95% 7/15/30 (b)	593,000	527,296
		9,217,727
Multi-Utilities - 2.7%
Berkshire Hathaway Energy Co. 4.6% 5/1/53	2,000,000	1,634,404
Consolidated Edison Co. of New York, Inc. 5.2% 3/1/33	1,300,000	1,289,929
NiSource, Inc.:
2.95% 9/1/29	229,000	202,564
3.6% 5/1/30	950,000	851,546
4.375% 5/15/47	650,000	518,682
4.8% 2/15/44	500,000	427,513
5.25% 3/30/28	4,295,000	4,289,167
Puget Energy, Inc.:
2.379% 6/15/28	2,000,000	1,736,901
4.1% 6/15/30	1,023,000	912,985
4.224% 3/15/32	1,344,000	1,176,954
Sempra 3.8% 2/1/38	1,500,000	1,217,041
		14,257,686
TOTAL UTILITIES		48,615,470
TOTAL NONCONVERTIBLE BONDS (Cost $524,545,902)		462,861,840

U.S. Treasury Obligations - 8.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	2,500,000	1,608,887
1.875% 2/15/41	2,943,000	1,959,049
2% 11/15/41	2,000,000	1,339,922
2.25% 2/15/52	250,000	159,277
2.875% 5/15/52	600,000	440,648
3.625% 5/15/53	25,980,000	22,176,365
4.125% 8/15/53	8,615,000	8,056,371
4.75% 11/15/53	5,700,000	5,925,328
U.S. Treasury Notes:
3.375% 5/15/33	1,280,000	1,182,800
3.5% 2/15/33	1,404,000	1,312,082
TOTAL U.S. TREASURY OBLIGATIONS (Cost $49,391,325)		44,160,729

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
United Mexican States:
3.25% 4/16/30	200,000	175,500
4.5% 4/22/29	1,000,000	959,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,299,317)		1,134,500

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge, Inc. 5.75% 7/15/80 (d)	753,000	654,357
FINANCIALS - 0.2%
Capital Markets - 0.2%
UBS Group AG 4.875% (b)(d)(g)	950,000	821,691
TOTAL PREFERRED SECURITIES (Cost $1,705,000)		1,476,048

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (h) (Cost $19,557,220)	19,553,319	19,557,230

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $596,498,764)	529,190,347
NET OTHER ASSETS (LIABILITIES) - 1.3%	6,859,036
NET ASSETS - 100.0%	536,049,383

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $71,434,327 or 13.3% of net assets.

(c)	A portion of the security sold on a delayed delivery basis.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	30,765,819	20,464,291	31,672,880	313,492	-	-	19,557,230	0.0%
Total	30,765,819	20,464,291	31,672,880	313,492	-	-	19,557,230

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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